Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based Compensation [Abstract]
Summary of stock options outstanding and exercised under various stock options plans

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)
2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03
Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)
2009
Number outstanding at beginning of period	82,293,011	$29.08
Granted	14,316,237	12.04
Exercised	(1,085,328)	19.98
Cancelled (a)	(7,144,451)	28.33
Number outstanding at end of period (b)	88,379,469	$26.49	6.1	$(352)
Exercisable at end of period	50,538,048	$27.52	4.5	$(253)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted average estimated fair value and assumptions utilized by company for newly issued grants

Year Ended December 31	2011	2010	2009
Estimated fair value	$10.55	$8.36	$3.39
Risk-free interest rates	2.5%	2.5%	1.8%
Dividend yield	2.5%	3.0%	4.2%
Stock volatility factor	.47	.47	.44
Expected life of options (in years)	5.5	5.5	5.5

Stock option activity of the company

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Fair value of options vested	$54	$61	$74
Intrinsic value of options exercised	61	35	3
Cash received from options exercised	165	112	22
Tax benefit realized from options exercised	23	13	1

Stock options outstanding additional information

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 - $15.00	10,225,221	7.1	$11.42	4,141,927	$11.43
$15.01 - $20.00	212,080	4.4	19.28	182,151	19.50
$20.01 - $25.00	10,530,634	4.3	22.68	6,814,608	22.05
$25.01 - $30.00	17,848,881	4.8	29.12	13,566,583	29.32
$30.01 - $35.00	27,400,486	5.2	31.65	22,727,835	31.55
$35.01 - $36.25	9,606,639	5.0	36.07	9,606,230	36.07
	75,823,941	5.2	$27.60	57,039,334	$29.14

Summary of the status of the Company's restricted shares of stock and unit awards

	2011		2010		2009
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,811,027	$19.74	6,788,203	$16.68	2,420,535	$32.42
Granted	3,136,086	28.20	4,398,660	24.05	5,435,363	12.09
Vested	(2,552,979)	20.15	(1,862,228)	18.71	(869,898)	31.84
Cancelled	(398,839)	22.20	(513,608)	20.00	(197,797)	16.52
Outstanding at end of period	8,995,295 (a)	$22.46	8,811,027	$19.74	6,788,203	$16.68

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.